Touchstone Mid Cap Fund Expense Example - Touchstone Mid Cap Fund	Sep. 30, 2025 USD ($)
Class A
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 614
Expense Example, with Redemption, 3 Years	856
Expense Example, with Redemption, 5 Years	1,117
Expense Example, with Redemption, 10 Years	1,860
Class C
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	296
Expense Example, with Redemption, 3 Years	606
Expense Example, with Redemption, 5 Years	1,042
Expense Example, with Redemption, 10 Years	2,254
Class Y
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	94
Expense Example, with Redemption, 3 Years	293
Expense Example, with Redemption, 5 Years	509
Expense Example, with Redemption, 10 Years	1,131
Class Z
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	125
Expense Example, with Redemption, 3 Years	392
Expense Example, with Redemption, 5 Years	680
Expense Example, with Redemption, 10 Years	1,499
Institutional Class
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	89
Expense Example, with Redemption, 3 Years	278
Expense Example, with Redemption, 5 Years	482
Expense Example, with Redemption, 10 Years	1,073
Class R6
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	83
Expense Example, with Redemption, 3 Years	261
Expense Example, with Redemption, 5 Years	454
Expense Example, with Redemption, 10 Years	$ 1,013